Direct Dial: 216.348.5411

E-mail: mmeaney@mcdonaldhopkins.com

October 14, 2005

Securities and Exchange Commission

Washington, DC  20549

Re:

Ancora Trust Registration Nos.  811-21418 and 333-108196

Ladies and Gentlemen:

Enclosed is Post-Effective Amendment No. 2 to the Form N-1A Registration Statement of Ancora Trust which we are filing pursuant to SEC Rule 485(a)(2).  The purpose of the Amendment is to describe the addition of a new series to the investment company.

Very truly yours,

/s/Michael J. Meaney

Enclosure